Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions

We have extensive transactions and relationships with members of an affiliate group, including Old SLM. We pay and receive what we believe to be market value or better for services associated with related party agreements. However, due to these relationships, it is possible that the terms of these transactions are not the same as those that would result among wholly unrelated parties.

Loan participation and purchase agreements

We maintained agreements with related parties including Sallie Mae, Inc. (SMI), SLM Education Credit Finance Corporation (ECFC), SLM Education Loan Corporation (ELC), and HICA Education Loan Corporation (HICA), to originate and service, and participate and sell loans (post Spin-Off these are subsidiaries of Navient). Under these agreements, we had the option to sell any loan at any time and the affiliate was required to purchase such loan. During 2013 and 2012, we originated Private Education Loans, and immediately sold participation interests in such loans to a related party in the amount of $3,629 and $780, respectively. During 2013, 2012 and 2011, we also sold non-participated loans to related parties in the amount of $2,412,217, $2,639,465 and $1,897,663, respectively, in principal and $67,018, $77,685 and $117,321, respectively, in accrued interest income.

Prior to April 1, 2012, loans were participated and sold to a related party at a price in excess of the estimated fair value of the loans. This resulted in a capital contribution of $13,502 and $57,440 in 2012 and 2011, respectively, which includes the tax effect of reversing the difference between the book and tax basis related to the allowance for loan losses adjustment. Origination fees associated with these loans were recognized immediately in income. This amount was $0 and $3,518 and $26,879 in 2013, 2012 and 2011, respectively.

Subsequent to March 31, 2012, loans were sold to an affiliate at fair value. The gain resulting from loans sold with a fair value higher than par was $196,593, $235,202 and $21,412 in 2013, 2012 and 2011, respectively. Total write-downs to fair value for loans sold with a fair value lower than par totaled $68,410, $28,694 and $65,685 in 2013, 2012 and 2011, respectively.